Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 05, 2023	Dec. 31, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Repurchase Of Shares		(134,946)
Payment for repurchase of shares		$ 2,021
Class A Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Repurchase Of Shares		134,946
Payment for repurchase of shares		$ 2,021
Repurchase of shares | Class A Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Repurchase Of Shares	2,652,211
Payment for repurchase of shares	$ 41,336